Statements of Net Assets Available for Benefits - EBP 20-2451671 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value	$ 80,288,686	$ 69,440,746
Investments, at contract value	2,223,931	1,584,023
Net assets available for benefits	$ 82,512,617	$ 71,024,769